Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Schedule of changes in the carrying amount of other intangible assets

					Other	Accumulated
	Development	Power Supply		Computer	Intangible	Depreciation	Impairment
	Expenditure	Agreements	Rights of Use	Software	Assets	(Note 25.3)	(Note 25.5)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2016	40,536	37,836	19,857	5,881	19,529	(43,129)	(8,891)	71,619
Additions	1,162	—	1,171	—	8,160	(12,649)	(230)	(2,386)
Disposals	—	—	—	—	(5,580)	—	—	(5,580)
Exchange differences	(1,344)	—	(683)	(66)	(325)	1,149	455	(814)
Balance at December 31, 2016	40,354	37,836	20,345	5,815	21,784	(54,629)	(8,666)	62,839
Additions	260	—	55	—	14,472	(8,440)	(443)	5,904
Disposals	—	—	—	(10)	(14,294)	565	—	(13,739)
Transfers from/(to) other accounts	4,044	—	—	—	(150)	(3,894)	—	—
Exchange differences	5,824	—	2,639	242	2,451	(6,353)	(1,149)	3,654
Balance at December 31, 2017	50,482	37,836	23,039	6,047	24,263	(72,751)	(10,258)	58,658